Asbestos - Central Estimates, Net of Insurance Recoveries (Detail) - Mar. 31, 2019 $ in Millions, $ in Millions	USD ($)	AUD ($)
Central Estimate – Discounted and Inflated
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,325.9	$ 1,868.4
Central Estimate – Undiscounted but Inflated
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	1,574.3	2,218.5
Central Estimate – Undiscounted and Uninflated
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 993.3	$ 1,399.8